UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
-----

Pioneer Floating Rate Trust
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2014 to June 30, 2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date August 20, 2015

============================= Floating Rate Trust ==============================

NRG ENERGY, INC.

Ticker:       NRG            Security ID:  629377508
Meeting Date: MAY 07, 2015   Meeting Type: Annual
Record Date:  MAR 16, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director E. Spencer Abraham       For       For          Management
1.2   Elect Director Kirbyjon H. Caldwell     For       For          Management
1.3   Elect Director Lawrence S. Coben        For       For          Management
1.4   Elect Director Howard E. Cosgrove       For       For          Management
1.5   Elect Director David Crane              For       For          Management
1.6   Elect Director Terry G. Dallas          For       For          Management
1.7   Elect Director William E. Hantke        For       For          Management
1.8   Elect Director Paul W. Hobby            For       For          Management
1.9   Elect Director Edward R. Muller         For       For          Management
1.10  Elect Director Anne C. Schaumburg       For       For          Management
1.11  Elect Director Evan J. Silverstein      For       For          Management
1.12  Elect Director Thomas H. Weidemeyer     For       For          Management
1.13  Elect Director Walter R. Young          For       For          Management
2     Amend Executive Incentive Bonus Plan    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify KPMG LLP as Auditors             For       For          Management

========== END NPX REPORT